Equity Investments in Subsidiaries, Associates and Joint Ventures - Additional information (Detail) - shares		12 Months Ended
	Mar. 16, 2021	Dec. 31, 2022	Jun. 15, 2021
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Proportion of capital stock	17.00%	100.00%
Number of shares issued		1,756,704,458	10,000
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired			0.00057%